Restructuring - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 39,346	$ 0
Restructuring reserve	52,000		$ 31,474	$ 6,999
Personnel related liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	48,500		27,700
Facility liability
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	3,500		3,800
Restructuring reserve, current	1,300		1,400
Restructuring reserve, noncurrent	$ 2,200		$ 2,400